Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee generally grants equity awards to Named Executive Officers during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in 2025. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation. During 2025, we did not grant stock options (or similar awards) to any Named Executive Officer during any period beginning four business days before and ending one business day after the filing or furnishing of an Annual Report on Form 10-K or Quarterly Report on Form 10-Q or the filing or furnishing of any Company Form 8-K that disclosed material non-public information.
Award Timing Method	The Compensation Committee generally grants equity awards to Named Executive Officers during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false